T. Rowe Price Global Infrastructure Fund

Supplement to Prospectus Dated March 1, 2013

Effective immediately, the Fund will no longer charge a 2.00% redemption fee on shares purchased and held for 90 days or less. Accordingly, on page 1, the 2.00% redemption fee referenced in the table entitled “Fees and Expenses of the Fund” is hereby deleted, and on page 21, the 2.00% redemption fee referenced in the table entitled “T. Rowe Price Funds With Redemption Fees” is hereby deleted with respect to the Global Infrastructure Fund.